Accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years